Income taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
For the three months ended June 30, 2021, the Company's tax rate varied from the statutory rate of 26.5% due primarily to the tax benefits from tax credits accrued of $14,935. The Company’s tax rate also varied during this period due to the beneficial impact of differences in effective tax rates on transactions in foreign jurisdictions, the favorable tax impact on the income associated with its investment in Atlantica, partially offset by deferred tax expense associated with the non-controlling interest share of income.
For the six months ended June 30, 2021, the Company's tax rate varied from the statutory rate of 26.5% due primarily to the tax benefits from tax credits accrued of $26,519. The Company’s tax rate also varied during this period due to the beneficial impact of differences in effective tax rates on transactions in foreign jurisdictions, partially offset by deferred tax expense associated with the non-controlling interest share of income.
For the three months ended June 30, 2020, the Company's tax rate varied from the statutory rate of 26.5% due primarily to the favorable tax impact on the income associated with its investment in Atlantica, accrued tax credits of $4,787, and the favorable impact of differences in effective tax rates on transactions in foreign jurisdictions. These adjustments are offset by the impact of the finalization of certain regulations related to U.S. Tax Reform as further described below.
For the six months ended June 30, 2020, the Company's tax rate varied from the statutory rate of 26.5% due primarily to the favorable tax impact on the income associated with its investment in Atlantica, the favorable impact of differences in effective tax rates on transactions in foreign jurisdictions, and accrued tax credits of $9,904. These adjustments are offset by the impact of the finalization of certain regulations related to U.S. Tax Reform.
On April 8, 2020, the IRS issued final regulations with respect to rules regarding certain hybrid arrangements as a result of U.S. Tax Reform. As a result of the final regulations, the Company recorded a one-time income tax expense of $9,300 to reverse the benefit of deductions taken in the prior year.